CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Details 3) - CAD / shares	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Stock Option [Member]
Number of Options/Warrants
Beginning Balance	2,700,000
Options granted	4,629,142	2,700,000
Options exercised	(400,000)
Options expired/forfeited	(1,200,000)
Ending Balance	5,729,142	2,700,000
Balance outstanding and exercisable	5,729,142
Weighted Average Exercise Price
Beginning Balance	CAD .15
Options granted	.26	.15
Options exercised	(.15)
Options expired/forfeited	(.15)
Ending Balance	.24	CAD .15
Balance outstanding and exercisable	CAD .24
Warrant [Member]
Number of Options/Warrants
Beginning Balance	1,964,750
Options granted	34,346,702	1,984,000
Options exercised	(272,080)	(19,250)
Ending Balance	36,039,372	1,964,750
Weighted Average Exercise Price
Beginning Balance	CAD .20
Options granted	.40	.20
Options exercised	.10	(.10)
Ending Balance	.39	CAD .20
Balance outstanding and exercisable	CAD 0.39